Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Cheniere Corpus Christi Holdings, LLC
Entity Central Index Key	0001693317
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1929160
Entity Primary SIC Number	4924
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Amendment Description	Each registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.